METLIFE LOGO

                                             JOHN B. TOWERS
                                             COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700


The Travelers Life and Annuity Company
c/o MetLife
501 Boylston Street
Boston, MA 02116-3700

                                            March 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:  The Travelers Life and Annuity Company
              The Travelers Separate Account PF II for Variable Annuities File No. 811-08317
              -----------------------------------------------------------

Commissioners:

Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of The Travelers Separate Account PF II for Variable Annuities of The Travelers Life and Annuity Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The annual reports for certain series of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The annual reports for certain portfolios of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The annual reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.


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Page 2
File No. 811-08317

The annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The annual reports for certain portfolios of Smith Barney Allocation Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001000077, File No. 811-07435.

The annual reports for certain portfolios of Smith Barney Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

The annual reports for certain portfolios of Smith Barney Multiple Discipline Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The annual reports for certain portfolios of Travelers Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

The annual reports for certain portfolios of Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The annual reports for certain portfolios of Variable Annuity Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001026107, File No. 811-07893.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                              Sincerely,

                              /s/ John B. Towers
                              John B. Towers
                              Counsel
                              Metropolitan Life Insurance Company